CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Millions	Total	IPO	Follow on Offering	Share capital	Share capital IPO	Share capital Follow on Offering	Share Premium	Share Premium IPO	Share Premium Follow on Offering	Capital Reserve	Cash flow hedge reserve	Translation differences	Remeasurements	Other reserves	Accumulated deficit	Accumulated deficit and other	Non-controlling interests
Beginning balance at Dec. 31, 2021	$ 38.0			$ 640.4			$ 0.0			$ 0.0	$ 6.2	$ (38.3)	$ 25.9	$ 0.0	$ (596.2)	$ (608.6)	$ 0.0
Other comprehensive income:
Translation differences	148.1											148.1				148.1
Remeasurement effects of postemployment benefit plans	14.1												14.1			14.1
Cash flow hedges	(11.6)										(11.6)
Income tax related to OCI	(0.7)										2.3		(3.0)			(3.0)
Tax windfall on share-based payments	0.0
Writedown and revaluation of investment through OCI	(10.9)													(10.9)		(10.9)
Loss for the period	(252.7)														(252.7)	(252.7)
TOTAL COMPREHENSIVE LOSS	(113.7)										(9.3)	148.1	11.1	(10.9)	(252.7)	(104.4)
Transactions with owners:
Capital increase	1.8			1.8
Ending balance at Dec. 31, 2022	(73.9)			642.2			0.0			0.0	(3.1)	109.8	37.0	(10.9)	(848.9)	(713.0)	0.0
Other comprehensive income:
Translation differences	(116.3)											(116.3)				(116.3)
Remeasurement effects of postemployment benefit plans	4.4												4.4			4.4
Cash flow hedges	(9.4)										(9.4)
Income tax related to OCI	1.1										1.9		(0.8)			(0.8)
Tax windfall on share-based payments	0.0
Writedown and revaluation of investment through OCI	0.0
Loss for the period	(208.8)														(208.6)	(208.6)	(0.2)
TOTAL COMPREHENSIVE LOSS	(329.0)										(7.5)	(116.3)	3.6	0.0	(208.6)	(321.3)	(0.2)
Transactions with owners:
Share-based payments	8.2													8.2		8.2
Capital Contribution	234.3									227.2		7.1				7.1
Initial Investment from Non Controlling owners	3.6																3.6
Ending balance at Dec. 31, 2023	(156.8)			642.2			0.0			227.2	(10.6)	0.6	40.6	(2.7)	(1,057.5)	(1,019.0)	3.4
Other comprehensive income:
Translation differences	(138.2)											(138.2)				(138.2)
Remeasurement effects of postemployment benefit plans	2.3												2.3			2.3
Cash flow hedges	37.8										37.8
Income tax related to OCI	(8.1)										(7.7)		(0.4)			(0.4)
Tax windfall on share-based payments	17.4													17.4		17.4
Writedown and revaluation of investment through OCI	3.5													3.5		3.5
Loss for the period	78.4														72.6	72.6	5.8
TOTAL COMPREHENSIVE LOSS	(6.9)										30.1	(138.2)	1.9	20.9	72.6	(42.8)	5.8
Transactions with owners:
Share-based payments	44.8													44.8		44.8
Elimination of Class A and B shares	(642.2)			(642.2)
Issuance of ordinary shares before IPO	642.2			13.0			629.2
Capital increase		$ 1,569.7	$ 1,079.2		$ 3.9	$ 1.5		$ 1,565.8	$ 1,077.7
IPO and Follow on offering related transaction costs		$ (61.6)	$ (34.1)					$ (61.6)	$ (34.1)
Shares issued for exercise/vesting of share based payments	12.1						12.1
Contribution of related party debt to equity	2,562.0									2,562.0
Ending balance at Dec. 31, 2024	$ 5,008.4			$ 18.4			$ 3,189.1			$ 2,789.2	$ 19.6	$ (137.6)	$ 42.5	$ 63.0	$ (984.9)	$ (1,017.0)	$ 9.1